Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Specified bonds issued by SPEs in Japan	Mar. 31, 2013 CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary Specified bonds issued by SPEs in Japan	Mar. 31, 2012 Corporate debt securities
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Transfers into Level 3 increase/ (decrease)	¥ (1,296)	¥ (49,408)	¥ 9,225
Corporate debt securities transferred from Level 2 to Level 3				¥ 468